Equity and Share-Based Compensation - Units Granted (Detail) - $ / shares		9 Months Ended
	Aug. 28, 2020	Oct. 31, 2020
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted (in shares)		1,417,961
Options, weighted average grant date fair value (in usd per share)		$ 8.48
Options, weighted average exercise price (in usd per share)		$ 16.87
Service Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units, granted (in shares)		11,564
Restricted units, weighted average grant date fair value (in usd per share)		$ 17.30
Liquidity Event Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units, granted (in shares)	50,590	1,185,474
Restricted units, weighted average grant date fair value (in usd per share)		$ 17.99
Performance Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units, granted (in shares)		12,772
Restricted units, weighted average grant date fair value (in usd per share)		$ 13.04